PREPAYMENT AND OTHER ASSETS	12 Months Ended
Mar. 31, 2019
PREPAYMENT AND OTHER ASSETS
PREPAYMENT AND OTHER ASSETS

Note 5—PREPAYMENT AND OTHER ASSETS

	As of	As of
	March 31, 2019	March 31, 2018
	USD	USD
Rental and other deposits	1,161,423	404,409
Prepayments to suppliers and others	2,168,386	781,049
Staff advances	5,156	63,104
	3,334,965	1,248,562